STATEMENT OF CHANGES IN SHAREHOLDERS' DEFICIT (Parenthetical) - shares		11 Months Ended
	May 18, 2021	Dec. 31, 2021
Initial Public Offering | CIK 0001844840 Artisan Acquisition Corp
Number of units sold	30,000,000	33,934,235